CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,578,521		$ 868,770
VAT receivable	7,144		31,890
Amount due from related party	0		298,170
Prepaid Expenses	13,751		25,916
Total Current Assets	1,599,416		1,224,746
EQUIPMENT	7,104	[1]	8,231	[2]
Total Assets	1,606,520		1,232,977
CURRENT LIABILITIES
Accounts payable	117,985		175,109
Accrued salaries	53,734		87,351
Accrued expenses	3,598		9,511
Accrued expenses - related parties	206,628		159,037
Loans payable to related parties	44,913		119,822
Total Current Liabilities	426,858		550,830
LONG TERM LIABILITIES
Bonds payable	2,280,894	[3]	1,147,534	[4]
Subordinated convertible debentures	156,703	[5]	35,114	[6]
Total Long Term Liabilities	2,437,597		1,182,648
Total Liabilities	2,864,455		1,733,478
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Class A Convertible Preferred Stock	0	[7]	0	[7]
Common stock	173,812	[8]	164,976	[9]
Additional paid-in capital	70,528,733		69,302,178
Accumulated deficit	(71,904,644)		(69,995,753)
Accumulated other comprehensive income (loss)	(55,836)		28,098
Total Stockholders' Deficit	(1,257,935)		(500,501)
Total Liabilities and Stockholders' Deficit	$ 1,606,520		$ 1,232,977

[1]	net of accumulated depreciation of $11,388 at June 30, 2011
[2]	net of accumulated depreciation of $8,798 at December 31, 2010
[3]	net of discount of $233,440 at June 30, 2011
[4]	net of discount of $0 at December 31, 2010
[5]	net of discount of $873,219 at June 30, 2011
[6]	net of discount of $1,066,198 at December 31, 2010
[7]	par value $0.001; authorized 500,000,000 shares; there were no shares issued and outstanding at June 30, 2011 and December 31, 2010
[8]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 173,813,461 shares at June 30, 2011
[9]	par value $0.001; authorized 500,000,000 shares; issued and outstanding 164,977,533 shares at December 31, 2010